STOCK OPTIONS AND WARRANTS (Details 2) - $ / shares shares in Thousands	1 Months Ended		12 Months Ended
	Aug. 30, 2017	Jun. 29, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares of RSI common stock			2,386	4,942	5,563
Two Thousands Thirteen Equity Incentive Plan [Member]
Number of shares of RSI common stock	799	6,628
Exercise price	$ 1.78	$ 1.80
Vesting period (in years)	3 years
Expiration date (in years)	10 years	10 years
Two Thousands Thirteen Equity Incentive Plan [Member] | Maximum [Member]
Vesting period (in years)		3 years
Two Thousands Thirteen Equity Incentive Plan [Member] | Minimum [Member]
Vesting period (in years)		1 year